Annual Total Returns- Energy Services Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Energy Services Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(9.88%)	(0.69%)	23.05%	(30.04%)	(32.45%)	22.36%	(19.70%)	(46.13%)	(1.28%)	(37.59%)